Document and Entity Information	Jan. 11, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 11, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Jan. 11, 2017
Document Effective Date	Jan. 11, 2017
Prospectus Date	Mar. 01, 2016
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class A
Prospectus:
Trading Symbol	AMGAX
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class B
Prospectus:
Trading Symbol	AMCGX
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class C
Prospectus:
Trading Symbol	AMGCX
Alger MidCap Growth Fund | Alger MidCap Growth Fund Class Z
Prospectus:
Trading Symbol	AMCZX